Note 13 - Capital and Other Components of Equity - Assumptions (Details)	Dec. 27, 2017 USD ($)	Feb. 21, 2017 CAD ($)
Statement Line Items [Line Items]
Exercise price, warrants issued	$ 1.2625	$ 2.15
Public offering warrants in 2017 [member]
Statement Line Items [Line Items]
Exercise price, warrants issued	1.26
Share price	$ 0.97
Risk-free interest	2.22%
Estimated life (in years) (Year)	5 years
Expected volatility	93.52%
Broker warrants [member]
Statement Line Items [Line Items]
Exercise price, warrants issued	$ 1.2625	2.15
Share price	$ 0.97	$ 1.70
Risk-free interest	2.22%	0.79%
Estimated life (in years) (Year)	5 years	1 year
Expected volatility	93.52%	112.09%
Dividend